Investment Objectives and Goals - CYBER HORNET S&P 500® And Bitcoin 75/25 Strategy ETF	Jul. 25, 2025
Prospectus [Line Items]
Risk/Return [Heading]	CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to replicate, before fees and expenses, the total return of the S&P 500® and S&P Bitcoin Futures 75/25 Blend Index (the “Index”), an index by Standard & Poor’s.